Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	159,141
Proposed Maximum Offering Price per Unit	8.84
Maximum Aggregate Offering Price	$ 1,406,806.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 194.28
Offering Note	(1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (1b) Represents 159,141 additional shares of common stock reserved for issuance under the Registrant's 2020 Equity Incentive Plan. (1c) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $8.84, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Stock Market on February 27, 2026.